INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2024
INTANGIBLE ASSETS
INTANGIBLE ASSETS

NOTE 10 - INTANGIBLE ASSETS:

a.    The Company’s intangible assets represent in-licenses of R&D assets. The changes in those assets are as follows:

	Year Ended December 31,
	2024	2023
	U.S. dollars in thousands

R&D assets:
Cost:
Balance at beginning of year	5,757	5,757
Balance at end of year	5,757	5,757
Accumulated amortization:
Balance at beginning of year	(179)	(148)
Amortization charges	(31)	(31)
Balance at end of year	(210)	(179)
	5,547	5,578
Commercialization assets:
Cost:
Balance at beginning of year	11,788	89,373
Disposal during the year	(11,788)	(77,585)
Balance at end of year	—	11,788
Accumulated impairments and amortization:
Balance at beginning of year	(11,788)	(29,356)
Amortization and impairment charges	—	(514)
Disposal during the year	11,788	18,082
Balance at end of year	—	(11,788)
	5,547	5,578

The Company estimated the useful life of the assets related to Talicia® at approximately 15 years from marketing approval date November 2019. The amortization expenses are recognized under Cost of Revenues in the Consolidated Statements of Comprehensive Income (Loss).

See also note 15 (6) regarding the transfer of the Company’s rights in Movantik® to HCRM in exchange for all the Company’s debt obligations under the Credit Agreement with HCRM.

In July 2024, the Company terminated its license agreement with Cosmo Technologies Ltd. (“Cosmo”) for Aemcolo® (see note 15(9)), effective October 8, 2024. Following the termination,  the Company derecognized the remaining carrying amounts related to the Aemcolo® intangible asset, including its cost and accumulated amortization and impairment. As the asset had been fully written off as of December 31, 2022, the derecognition had no effect on the Consolidated Statements of Financial Position or Consolidated Statements of Comprehensive Income (Loss).